Stock-Based Compensation Plans (Summary of Activities Regarding Stock Acquisition Rights Plan) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of shares
Exercised	2,565,700	1,269,900	720,500
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	15,519,400
Granted	2,978,900
Exercised	2,565,700
Forfeited or expired	1,926,700
Outstanding at end of the fiscal year	14,005,900	15,519,400
Exercisable at end of the fiscal year	7,905,100
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,147
Granted	4,297
Exercised	2,778
Forfeited or expired	4,864
Outstanding at end of the fiscal year	3,017	¥ 3,147
Exercisable at end of the fiscal year	¥ 2,653
Weighted-average remaining life
Outstanding at end of the fiscal year	6 years 6 months 10 days
Exercisable at end of the fiscal year	4 years 7 months 10 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 25,910
Exercisable at end of the fiscal year	¥ 19,647